LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND OTHER FINANCING
Total	$ 235,591,198	$ 302,853,393
Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(12,222,052)	(19,572,466)
Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	34,621,031	73,970,907
Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	41,360,994	25,419,190
Overdrafts
LOANS AND OTHER FINANCING
Total	14,534,952	10,126,136
Mortgages [member]
LOANS AND OTHER FINANCING
Total	25,085,322	30,910,326
Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	7,944,422	7,632,868
Personal loans
LOANS AND OTHER FINANCING
Total	38,287,926	60,945,994
Credit card loans
LOANS AND OTHER FINANCING
Total	49,341,650	60,506,782
Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	16,228,128	26,791,191
Other financings [member]
LOANS AND OTHER FINANCING
Total	6,818,990	7,649,951
Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	2,900,854	6,257,308
Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	10,688,981	12,215,206
Sub Total [member]
LOANS AND OTHER FINANCING
Total	247,813,250	322,425,859
Stage 1
LOANS AND OTHER FINANCING
Total	216,653,508	279,020,839
Stage 1 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(3,035,675)	(3,555,515)
Stage 1 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	34,148,294	72,323,806
Stage 1 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	39,685,295	21,969,956
Stage 1 | Overdrafts
LOANS AND OTHER FINANCING
Total	14,159,148	9,625,551
Stage 1 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	22,370,809	27,924,803
Stage 1 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	6,272,346	6,309,306
Stage 1 | Personal loans
LOANS AND OTHER FINANCING
Total	29,555,460	48,402,450
Stage 1 | Credit card loans
LOANS AND OTHER FINANCING
Total	40,850,222	52,516,363
Stage 1 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	12,897,902	19,206,386
Stage 1 | Other financings [member]
LOANS AND OTHER FINANCING
Total	6,590,309	7,015,741
Stage 1 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	2,711,989	5,958,063
Stage 1 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	10,447,409	11,323,929
Stage 1 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	219,689,183	282,576,354
Stage 2
LOANS AND OTHER FINANCING
Total	15,828,029	18,813,151
Stage 2 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(2,926,254)	(5,147,174)
Stage 2 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	338,608	1,309,431
Stage 2 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	350,203	842,893
Stage 2 | Overdrafts
LOANS AND OTHER FINANCING
Total	202,393	272,572
Stage 2 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	2,004,852	2,360,621
Stage 2 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	1,266,879	793,917
Stage 2 | Personal loans
LOANS AND OTHER FINANCING
Total	6,148,950	7,542,402
Stage 2 | Credit card loans
LOANS AND OTHER FINANCING
Total	6,136,469	5,207,835
Stage 2 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,849,831	4,278,282
Stage 2 | Other financings [member]
LOANS AND OTHER FINANCING
Total	162,289	472,294
Stage 2 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	90,951	78,529
Stage 2 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	202,858	801,549
Stage 2 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	18,754,283	23,960,325
Stage 3
LOANS AND OTHER FINANCING
Total	3,109,661	5,019,403
Stage 3 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(6,260,123)	(10,869,777)
Stage 3 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	134,129	337,670
Stage 3 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	1,325,496	2,606,341
Stage 3 | Overdrafts
LOANS AND OTHER FINANCING
Total	173,411	228,013
Stage 3 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	709,661	624,902
Stage 3 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	405,197	529,645
Stage 3 | Personal loans
LOANS AND OTHER FINANCING
Total	2,583,516	5,001,142
Stage 3 | Credit card loans
LOANS AND OTHER FINANCING
Total	2,354,959	2,782,584
Stage 3 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,480,395	3,306,523
Stage 3 | Other financings [member]
LOANS AND OTHER FINANCING
Total	66,392	161,916
Stage 3 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	97,914	220,716
Stage 3 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	38,714	89,728
Stage 3 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	$ 9,369,784	$ 15,889,180